PGIM Corporate Bond Fund
Schedule of Investments (unaudited) as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.0%
Commercial Mortgage-Backed Securities 6.6%
BANK, Series 2019-BN16, Class A3	3.741%	02/15/52	200	$188,169
Benchmark Mortgage Trust, Series 2019-B09, Class A4	3.751	03/15/52	200	186,266
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	250	231,116
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	273	256,841
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050	04/10/49	137	129,169
Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	75	72,386
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A4	3.224	07/15/50	100	94,056
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	184	173,893
Series 2016-C31, Class A4	2.840	11/15/49	283	262,181

Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3	3.317	10/15/50	200	186,237

Total Commercial Mortgage-Backed Securities (cost $1,901,375)				1,780,314
Corporate Bonds 90.0%
Aerospace & Defense 0.9%
Boeing Co. (The),
Sr. Unsec’d. Notes	3.200	03/01/29	30	27,460
Sr. Unsec’d. Notes	5.930	05/01/60	145	143,325

Lockheed Martin Corp., Sr. Unsec’d. Notes	4.300	06/15/62	65	58,667
				229,452
Agriculture 2.4%
Altria Group, Inc., Gtd. Notes	3.400	02/04/41	75	52,884
BAT Capital Corp. (United Kingdom), Gtd. Notes	4.700	04/02/27	200	197,295
BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668	03/25/26	100	91,064
Gtd. Notes	4.448	03/16/28	100	95,786

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.375%	02/15/33	155	$157,905
Sr. Unsec’d. Notes	5.625	11/17/29	40	41,773
				636,707
Airlines 1.1%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.500	10/20/25	47	46,060
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	180	181,413
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	40	38,197
Sr. Sec’d. Notes, 144A	4.625	04/15/29	25	22,625
				288,295
Auto Manufacturers 2.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.950	05/28/27	200	189,334
General Motors Co.,
Sr. Unsec’d. Notes	5.400	04/01/48	135	115,820
Sr. Unsec’d. Notes	6.125	10/01/25	100	101,690

Stellantis Finance US, Inc., Gtd. Notes, 144A	2.691	09/15/31	205	167,026
				573,870
Auto Parts & Equipment 0.1%
Aptiv PLC/Aptiv Corp., Gtd. Notes	3.250	03/01/32	35	30,454
Banks 23.9%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.800	02/23/28	200	185,800
Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	45	36,309
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	320	262,832
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	40	40,226

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	1.898%(ff)	07/23/31	305	$245,062
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	75	64,798
Sr. Unsec’d. Notes, MTN	2.676(ff)	06/19/41	50	35,507
Sr. Unsec’d. Notes, MTN	3.384(ff)	04/02/26	130	125,360
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	100	95,653
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	240	229,969

BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	200	172,522
BPCE SA (France), Sr. Unsec’d. Notes, 144A	2.375	01/14/25	250	236,033
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	25	22,000
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	305	253,453
Sr. Unsec’d. Notes	4.412(ff)	03/31/31	300	287,202
Sub. Notes	4.450	09/29/27	100	97,758

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	250	212,187
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	1.447(ff)	04/01/25	160	150,774
Sr. Unsec’d. Notes	2.222(ff)	09/18/24	150	147,204
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.948(ff)	10/21/27	145	129,940
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	65	52,085
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	20	18,840
Sub. Notes	5.150	05/22/45	150	141,812

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	1.589(ff)	05/24/27	200	178,132
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	300	241,891
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	150	128,684
Sr. Unsec’d. Notes	2.525(ff)	11/19/41	50	35,008
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	90	74,930
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	95	83,608
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	350	340,757
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	515	416,120
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	225	217,264
Sr. Unsec’d. Notes, MTN	3.971(ff)	07/22/38	135	119,051

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	1.488%(ff)	12/14/26	200	$176,986
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25	200	188,371
Sr. Unsec’d. Notes, 144A, MTN	6.447(ff)	01/12/27	255	257,487
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	240	216,256
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	410	350,488
Sr. Unsec’d. Notes, MTN	3.526(ff)	03/24/28	135	127,679
				6,396,038
Beverages 1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	225	221,284
Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	2.750	07/15/26	100	92,951
Constellation Brands, Inc.,
Gtd. Notes	5.250	11/15/48	30	29,122
Sr. Unsec’d. Notes	2.875	05/01/30	80	70,826
				414,183
Biotechnology 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes	5.600	03/02/43	70	72,058
Sr. Unsec’d. Notes	5.750	03/02/63	30	31,032
				103,090
Building Materials 0.2%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	2.400	07/15/31	15	12,469
Owens Corning, Sr. Unsec’d. Notes	4.300	07/15/47	50	41,983
				54,452
Chemicals 0.8%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.800	05/15/49	55	48,883

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Huntsman International LLC, Sr. Unsec’d. Notes	2.950%	06/15/31	75	$61,745
LYB International Finance III LLC, Gtd. Notes	3.375	10/01/40	100	73,898
Yara International ASA (Brazil), Sr. Unsec’d. Notes, 144A	4.750	06/01/28	40	38,254
				222,780
Coal 0.3%
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.400	02/01/43	100	94,717
Commercial Services 1.6%
California Institute of Technology, Sr. Unsec’d. Notes	4.700	11/01/2111	50	45,106
Equifax, Inc., Sr. Unsec’d. Notes	2.350	09/15/31	60	48,439
ERAC USA Finance LLC, Gtd. Notes, 144A	4.900	05/01/33	150	149,993
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	100	77,348
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119	160	116,879
				437,765
Computers 0.2%
Leidos, Inc.,
Gtd. Notes	2.300	02/15/31	35	28,382
Gtd. Notes	4.375	05/15/30	30	28,316
				56,698
Diversified Financial Services 1.3%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24	40	39,194

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.625%	10/15/31	170	$136,874
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	2.172	07/14/28	200	168,162
				344,230
Electric 9.3%
AEP Texas, Inc., Sr. Unsec’d. Notes	3.450	05/15/51	65	47,935
Commonwealth Edison Co., First Mortgage	4.700	01/15/44	100	95,689
Consumers Energy Co., First Mortgage	4.200	09/01/52	65	57,448
Dominion Energy South Carolina, Inc., First Mortgage	4.600	06/15/43	150	139,220
DTE Electric Co., General Ref. Mortgage	3.950	06/15/42	75	61,535
Duke Energy Carolinas LLC, First Mortgage	3.450	04/15/51	90	69,093
Entergy Corp., Sr. Unsec’d. Notes	2.950	09/01/26	100	94,427
Florida Power & Light Co., First Mortgage	5.300	04/01/53	55	58,594
Interstate Power & Light Co., Sr. Unsec’d. Notes	2.300	06/01/30	50	42,256
Liberty Utilities Finance GP1, Gtd. Notes, 144A	2.050	09/15/30	230	183,711
MidAmerican Energy Co., First Mortgage	3.950	08/01/47	20	17,217
Mississippi Power Co., Sr. Unsec’d. Notes, Series 12-A	4.250	03/15/42	140	120,496
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.250	06/01/30	22	18,696
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	2.000	12/02/25	35	31,573
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	100	70,930
First Mortgage	4.000	12/01/46	100	70,924

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

PPL Electric Utilities Corp., First Mortgage	4.750%	07/15/43	100	$96,200
Progress Energy, Inc., Sr. Unsec’d. Notes	7.000	10/30/31	190	214,101
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	3.650	09/01/42	75	62,399
Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	400	387,346
Puget Sound Energy, Inc., First Mortgage	2.893	09/15/51	20	13,715
San Diego Gas & Electric Co.,
First Mortgage	4.300	04/01/42	75	64,661
Sr. Sec’d. Notes, Series VVV	1.700	10/01/30	100	82,465

Southern California Edison Co., First Ref. Mortgage	5.500	03/15/40	200	202,203
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.550	07/15/24	150	145,505
Sr. Sec’d. Notes, 144A	3.700	01/30/27	45	42,073
				2,490,412
Engineering & Construction 0.6%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	5.500	07/31/47	200	153,350
Entertainment 0.5%
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A	5.050	03/15/42	20	16,532
Gtd. Notes, 144A	5.141	03/15/52	125	99,788
Gtd. Notes, 144A	5.391	03/15/62	10	8,027
				124,347
Foods 1.1%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	3.000	02/02/29	35	30,074
Gtd. Notes, 144A	3.000	05/15/32	55	43,295

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)

Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	37	$37,176
Mars, Inc., Gtd. Notes, 144A	3.600	04/01/34	25	22,874
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	2.625	09/13/31	205	155,241
				288,660
Hand/Machine Tools 0.1%
Regal Rexnord Corp., Gtd. Notes, 144A	6.050	02/15/26	30	30,425
Healthcare-Services 3.6%
AHS Hospital Corp., Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	30	20,052
Elevance Health, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	100	93,329
HCA, Inc.,
Gtd. Notes	5.250	06/15/49	50	45,233
Gtd. Notes	5.500	06/15/47	25	23,488
Gtd. Notes, 144A	3.125	03/15/27	130	122,058

Mayo Clinic, Unsec’d. Notes	3.774	11/15/43	85	73,461
OhioHealth Corp., Unsec’d. Notes, Series 2020	3.042	11/15/50	35	25,764
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	55	38,548
Presbyterian Healthcare Services, Unsec’d. Notes	4.875	08/01/52	75	74,431
Sentara Healthcare, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	100	69,945
Texas Health Resources, Sec’d. Notes	4.330	11/15/55	130	114,930
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	80	63,535
Sr. Unsec’d. Notes	3.250	05/15/51	130	98,441

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.750%	05/15/52	45	$43,684
Sr. Unsec’d. Notes	6.875	02/15/38	55	66,818
				973,717
Housewares 0.4%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000	12/01/24	100	96,556
Insurance 2.0%
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	50	45,692
Chubb INA Holdings, Inc.,
Gtd. Notes	2.850	12/15/51	95	67,035
Gtd. Notes	3.050	12/15/61	55	37,912

CNA Financial Corp., Sr. Unsec’d. Notes	3.900	05/01/29	80	75,923
Corebridge Financial, Inc., Sr. Unsec’d. Notes, 144A	3.650	04/05/27	45	42,441
Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50	60	43,181
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes, 144A	5.625	08/16/32	90	88,914
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.500	06/15/52	50	47,789
Markel Corp., Sr. Unsec’d. Notes	3.450	05/07/52	90	64,337
MetLife, Inc., Sr. Unsec’d. Notes	5.250	01/15/54	30	29,650
				542,874
Lodging 0.4%
Marriott International, Inc., Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	100	101,306

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified 0.2%
Flowserve Corp., Sr. Unsec’d. Notes	2.800%	01/15/32	55	$44,495
Media 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.500	06/01/41	15	10,236
Sr. Sec’d. Notes	4.800	03/01/50	130	98,642
Sr. Sec’d. Notes	6.384	10/23/35	180	177,856

Cox Communications, Inc., Gtd. Notes, 144A	2.950	10/01/50	75	47,663
Discovery Communications LLC, Gtd. Notes	3.950	06/15/25	28	27,190
FactSet Research Systems, Inc., Sr. Unsec’d. Notes	2.900	03/01/27	75	70,192
				431,779
Mining 2.3%
Barrick North America Finance LLC (Canada), Gtd. Notes	7.500	09/15/38	75	90,077
Freeport-McMoRan, Inc., Gtd. Notes	4.375	08/01/28	200	189,944
Kinross Gold Corp. (Canada), Gtd. Notes	5.950	03/15/24	200	200,064
Newmont Corp., Gtd. Notes	2.800	10/01/29	150	133,709
				613,794
Miscellaneous Manufacturing 0.8%
Hillenbrand, Inc., Gtd. Notes	5.000	09/15/26	100	97,443
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	65	62,084
Textron, Inc., Sr. Unsec’d. Notes	2.450	03/15/31	75	63,522
				223,049

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Office/Business Equipment 0.6%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	150	$149,712
Oil & Gas 3.3%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	3.750	01/15/30	150	136,194
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.850	02/01/35	10	10,080
Sr. Unsec’d. Notes	6.250	03/15/38	50	53,226
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	2.650	01/15/32	80	66,389
Sr. Unsec’d. Notes	5.250	06/15/37	125	119,656
Sr. Unsec’d. Notes	5.400	06/15/47	15	13,968

ConocoPhillips Co., Gtd. Notes	4.300	11/15/44	55	50,054
Devon Energy Corp., Sr. Unsec’d. Notes	5.000	06/15/45	55	49,338
Diamondback Energy, Inc.,
Gtd. Notes	4.400	03/24/51	45	36,788
Gtd. Notes	6.250	03/15/33	75	79,973

Helmerich & Payne, Inc., Sr. Unsec’d. Notes	2.900	09/29/31	90	75,009
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	90	86,358
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.600	01/03/31	65	62,148
Petroleos Mexicanos (Mexico), Gtd. Notes	6.350	02/12/48	60	35,142
				874,323
Packaging & Containers 1.0%
AptarGroup, Inc., Sr. Unsec’d. Notes	3.600	03/15/32	20	17,538
Berry Global, Inc., Sr. Sec’d. Notes	1.570	01/15/26	130	118,223

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512%	04/15/26	75	$67,074
Sealed Air Corp., Sr. Sec’d. Notes, 144A	1.573	10/15/26	85	74,880
				277,715
Pharmaceuticals 2.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	95	84,000
Sr. Unsec’d. Notes	4.400	11/06/42	130	118,442
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	3.900	03/15/62	35	28,970
Sr. Unsec’d. Notes	4.625	05/15/44	50	48,397
Cigna Group (The),
Gtd. Notes	4.900	12/15/48	100	94,010
Sr. Unsec’d. Notes	2.375	03/15/31	25	21,189

CVS Health Corp., Sr. Unsec’d. Notes	2.700	08/21/40	55	39,425
Mylan, Inc., Gtd. Notes	5.200	04/15/48	40	30,790
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	140	133,954
Viatris, Inc., Gtd. Notes	3.850	06/22/40	25	17,324
				616,501
Pipelines 6.7%
Boardwalk Pipelines LP, Gtd. Notes	3.400	02/15/31	100	87,810
Colonial Enterprises, Inc., Gtd. Notes, 144A	3.250	05/15/30	90	81,483
DCP Midstream Operating LP, Gtd. Notes	5.125	05/15/29	310	307,663
El Paso Natural Gas Co. LLC, Gtd. Notes, 144A	3.500	02/15/32	95	82,325
Energy Transfer LP,
Sr. Unsec’d. Notes	5.400	10/01/47	150	133,455
Sr. Unsec’d. Notes	6.250	04/15/49	60	59,377

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Energy Transfer LP, (cont’d.)
Sr. Unsec’d. Notes, Series 20Y	5.800%	06/15/38	15	$14,802
Enterprise Products Operating LLC,
Gtd. Notes	4.800	02/01/49	40	36,892
Gtd. Notes	4.850	03/15/44	100	93,161

Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	2.300	10/01/31	100	81,484
Midwest Connector Capital Co. LLC, Gtd. Notes, 144A	3.900	04/01/24	75	73,657
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28	45	43,431
Sr. Unsec’d. Notes	4.950	03/14/52	80	69,173
Sr. Unsec’d. Notes	5.200	12/01/47	75	66,911
ONEOK, Inc.,
Gtd. Notes	2.200	09/15/25	150	140,146
Gtd. Notes	3.100	03/15/30	45	39,875
Gtd. Notes	4.350	03/15/29	2	1,913
Gtd. Notes	4.500	03/15/50	30	23,552
Gtd. Notes	4.950	07/13/47	100	84,823
Targa Resources Corp.,
Gtd. Notes	4.950	04/15/52	20	16,543
Gtd. Notes	6.125	03/15/33	40	41,756

Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	3.950	05/15/50	80	64,131
Western Midstream Operating LP, Sr. Unsec’d. Notes	5.500	02/01/50	10	8,501
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.650	08/15/32	105	101,920
Sr. Unsec’d. Notes	5.300	08/15/52	30	28,145
				1,782,929
Real Estate 0.7%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	200	186,229

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 6.7%
American Tower Corp., Sr. Unsec’d. Notes	3.550%	07/15/27	80	$75,855
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24	75	72,533
Sr. Unsec’d. Notes	4.050	07/01/30	15	13,533
Sr. Unsec’d. Notes	4.125	06/15/26	200	189,926

Broadstone Net Lease LLC, Gtd. Notes	2.600	09/15/31	160	117,565
Crown Castle, Inc., Sr. Unsec’d. Notes	4.800	09/01/28	100	100,129
CubeSmart LP, Gtd. Notes	2.250	12/15/28	50	43,374
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24	100	96,761
Gtd. Notes	4.000	01/15/31	170	149,703
Gtd. Notes	5.250	06/01/25	60	58,936

Healthpeak OP LLC, Gtd. Notes	2.125	12/01/28	75	65,076
Invitation Homes Operating Partnership LP, Gtd. Notes	2.300	11/15/28	45	38,341
Phillips Edison Grocery Center Operating Partnership I LP, Gtd. Notes	2.625	11/15/31	115	87,551
Prologis LP, Sr. Unsec’d. Notes	1.750	02/01/31	100	81,069
SITE Centers Corp., Sr. Unsec’d. Notes	3.625	02/01/25	306	288,783
Sun Communities Operating LP, Gtd. Notes	2.300	11/01/28	85	72,847
VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28	110	106,234
Welltower OP LLC, Gtd. Notes	2.800	06/01/31	100	83,961
WP Carey, Inc., Sr. Unsec’d. Notes	2.250	04/01/33	65	49,858
				1,792,035

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail 1.0%
Alimentation Couche-Tard, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.800%	01/25/50	60	$44,316
AutoNation, Inc.,
Sr. Unsec’d. Notes	3.850	03/01/32	90	76,067
Sr. Unsec’d. Notes	4.750	06/01/30	100	94,311

AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31	70	56,061
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	5.750	07/01/53	10	10,192
				280,947
Semiconductors 2.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	40	38,792
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.419	04/15/33	303	254,974
Intel Corp.,
Sr. Unsec’d. Notes	5.700	02/10/53	20	20,446
Sr. Unsec’d. Notes	5.900	02/10/63	28	28,829
Microchip Technology, Inc.,
Gtd. Notes	4.250	09/01/25	70	68,662
Sr. Unsec’d. Notes	0.972	02/15/24	150	144,951

NXP BV/NXP Funding LLC/NXP USA, Inc. (China), Gtd. Notes	3.150	05/01/27	75	70,022
				626,676
Shipbuilding 0.3%
Huntington Ingalls Industries, Inc., Gtd. Notes	3.483	12/01/27	100	94,263
Software 1.2%
Broadridge Financial Solutions, Inc., Sr. Unsec’d. Notes	2.600	05/01/31	60	50,267
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.100	03/01/41	35	24,615
Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	50	35,520

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Oracle Corp., (cont’d.)
Sr. Unsec’d. Notes	3.900%	05/15/35	45	$39,512
Sr. Unsec’d. Notes	4.000	07/15/46	60	46,092
Sr. Unsec’d. Notes	4.650	05/06/30	40	39,223
Sr. Unsec’d. Notes	5.550	02/06/53	30	28,784
Sr. Unsec’d. Notes	6.900	11/09/52	50	55,940
				319,953
Telecommunications 3.3%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.500	06/01/41	240	188,771
Sr. Unsec’d. Notes	3.550	09/15/55	139	98,497
Sr. Unsec’d. Notes	3.800	12/01/57	20	14,676

Motorola Solutions, Inc., Sr. Unsec’d. Notes	2.300	11/15/30	150	123,184
T-Mobile USA, Inc., Gtd. Notes	3.875	04/15/30	210	197,852
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	160	131,316
Sr. Unsec’d. Notes	2.650	11/20/40	175	124,167
				878,463
Transportation 0.3%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	1.750	09/01/26	95	85,537
Trucking & Leasing 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.200	11/15/25	80	71,821
Sr. Unsec’d. Notes, 144A	1.700	06/15/26	90	80,781
				152,602

Total Corporate Bonds (cost $27,267,098)				24,115,380

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 0.4%
Michigan 0.2%
University of Michigan, Taxable, Revenue Bonds, Series A	4.454%	04/01/2122	60	$54,390
Texas 0.2%
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	50	42,324

Total Municipal Bonds (cost $110,000)				96,714

Total Long-Term Investments (cost $29,278,473)				25,992,408

	Shares
Short-Term Investment 2.2%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $574,415)(wj)	574,415	574,415

TOTAL INVESTMENTS 99.2% (cost $29,852,888)		26,566,823
Other assets in excess of liabilities(z) 0.8%		218,213

Net Assets 100.0%		$26,785,036

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
GMTN—Global Medium Term Note
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at April 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
7	2 Year U.S. Treasury Notes	Jun. 2023	$1,443,148	$13,495
9	10 Year U.S. Treasury Notes	Jun. 2023	1,036,828	7,149
1	20 Year U.S. Treasury Bonds	Jun. 2023	131,656	5,372
5	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	707,031	19,934
				45,950
Short Positions:
3	5 Year U.S. Treasury Notes	Jun. 2023	329,227	910
15	10 Year U.S. Ultra Treasury Notes	Jun. 2023	1,821,797	(58,778)
				(57,868)
				$(11,918)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).